Cost of Sales - Summary of Cost of Sales (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cost Of Sales [Abstract]
Opening inventories	€ 62,087	€ 70,120	€ 80,211
Purchases of raw materials	92,851	92,457	152,181
Purchases of finished products	21,393	20,459	27,751
Labour costs	69,827	72,862	86,352
Depreciation and amortisation	6,526	8,639	8,356
Third party manufacturers costs	1,176	1,276	1,587
Other manufacturing costs	13,956	13,540	19,250
Government grants related to PPE	(1,906)	(1,503)	(1,414)
Closing inventories	(62,815)	(62,087)	(70,120)
Total	€ 203,095	€ 215,763	€ 304,154